Report of
Independent
Registered Public
Accounting Firm


To the Shareholders
and Board of
Trustees of
Forum Real Estate
Income Fund

In planning and
performing our audit
of the financial
statements of Forum
Real Estate Income
Fund (the "Fund") as
of and for year ended
December 31, 2023,
in accordance with
the standards of the
Public Company
Accounting Oversight
Board (United States)
("PCAOB"), we
considered the Fund's
internal control over
financial reporting,
including controls
over safeguarding
securities, as a basis
for designing our
auditing procedures
for the purpose of
expressing our
opinion on the
financial statements
and to comply with
the requirements of
Form N-CEN, but not
for the purpose of
expressing an opinion
on the effectiveness
of the Fund's internal
control over financial
reporting. Accordingly
, we express no such
opinion.
The management of
the Fund is
responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility,
estimates and
judgments by
management are
required to assess
the expected benefits
and related costs of
controls. A fund's
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting
and the preparation of
financial statements
for external purposes
in accordance with
generally accepted
accounting principles
("GAAP"). A fund's
internal control over
financial reporting
includes those
policies and
procedures that (1)
pertain to the
maintenance of
records that, in
reasonable detail,
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as
necessary to permit
preparation of
financial statements
in accordance with
GAAP, and that
receipts and
expenditures of the
fund are being made
only in accordance
with authorizations of
management and
trustees of the fund;
and (3) provide
reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a fund's
assets that could
have a material effect
on the financial
statements.
Because of its
inherent limitations,
internal control over
financial reporting
may not prevent or
detect
misstatements. Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because
of changes in
conditions, or that the
degree of compliance
with the policies or
procedures may
deteriorate.
A deficiency in
internal control over
financial reporting
exists when the
design or operation of
a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis. A
material weakness is
a deficiency, or
combination of
deficiencies, in
internal control over
financial reporting,
such that there is a
reasonable possibility
that a material
misstatement of the
Funds' annual or
interim financial
statements will not be
prevented or detected
on a timely basis.
Our consideration of
the Fund's internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily
disclose all
deficiencies in
internal control that
might be material
weaknesses under
standards established
by the
PCAOB. However,
we noted no
deficiencies in the
Fund's internal control
over financial
reporting and its
operation, including
controls over
safeguarding
securities, that we
consider to be a
material weakness as
defined above as of
December 31, 2023.


This report is intended solely for
the information and use of management
and the Board of Trustees of
the Fund and the Securities and Exchange
Commission and is not intended to be and should not be
used by anyone other than these specified parties.
/s/ CohnReznick LLP
Chicago, Illinois
February 28, 2024



1